COMMITMENTS AND CONTINGENCIES (Table)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under non-cancelable operating leases

Future minimum lease payments under non-cancelable operating leases at December 31, 2017 are as follows:

Years ending December 31,	Amount
2018	$45,195
Total minimum non-cancelable operating lease payments	$45,195